FINANCIAL RISK MANAGEMENT - Maturity Analysis of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	$ 14,087	$ 13,257
Interest-bearing liabilities	60,899	37,050
Lease liabilities	2,131	2,170
Decommissioning liabilities, other provisions and post-employment benefits	5,242	5,380
Unearned premiums	2,049	2,228	$ 1,889
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	10,853	10,108
Interest-bearing liabilities	6,759	3,419
Lease liabilities	368	355
1-2 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	646	619
Interest-bearing liabilities	8,003	3,159
Lease liabilities	327	289
2-5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	707	580
Interest-bearing liabilities	25,726	19,358
Lease liabilities	593	567
5+ years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	1,881	1,950
Interest-bearing liabilities	20,411	11,114
Lease liabilities	$ 843	$ 959